Consolidated Statements of Changes in Shareholders' (Deficit)/Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Share Capital CNY (¥)	Share Premium CNY (¥)	Treasury Shares CNY (¥)	Share-Based Compensation Reserves CNY (¥)	Other Reserves CNY (¥)	Accumulated Losses CNY (¥)
Balance at Dec. 31, 2018	¥ (127,093)		¥ 21	¥ 38,074	¥ (1)	¥ 584	¥ (42,280)	¥ (123,491)
Comprehensive loss
Net loss	(168,625)							(168,625)
Exchange differences	(6,493)						(6,493)
Total comprehensive loss for the year	(175,118)						(6,493)	(168,625)
Transactions with owners
Exercise of stock options	49			49		(48)	48
Share-based compensations	3,875					3,875
Total Transactions with owners	3,924			49		3,827	48
Balance at Dec. 31, 2019	(298,287)		21	38,123	(1)	4,411	(48,725)	(292,116)
Comprehensive loss
Net loss	(779,225)							(779,225)
Exchange differences	47,032						47,032
Total comprehensive loss for the year	(732,193)						47,032	(779,225)
Transactions with owners
Issuance of shares to Co-founders			1	3,343		(3,344)
Issuance of treasury shares			2		(2)
Share-based compensations	5,535					5,535
Total Transactions with owners	5,535		3	3,343	(2)	2,191
Balance at Dec. 31, 2020	(1,024,945)		24	41,466	(3)	6,602	(1,693)	(1,071,341)
Comprehensive loss
Net loss	(1,306,824)	$ (204,969)						(1,306,824)
Exchange differences	(37,038)						(37,038)
Total comprehensive loss for the year	(1,343,862)	(210,778)					(37,038)	(1,306,824)
Transactions with owners
Issuance of Ordinary Shares	1,305,819		14	1,305,805
Conversion from preferred shares	2,743,625		28	2,743,597
Repurchase of ordinary shares value	(3,674)				(1,161)		(2,513)
Exercise of stock options	1,005			2,149		(1,144)
Issuance of shares to Co-founders				1,417		(1,417)
Share-based compensations	57,863					57,863
Total Transactions with owners	4,104,638		42	4,052,968	(1,161)	55,302	(2,513)
Balance at Dec. 31, 2021	¥ 1,735,831	$ 272,257	¥ 66	¥ 4,094,434	¥ (1,164)	¥ 61,904	¥ (41,244)	¥ (2,378,165)